Finance Lease Receivable (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Convertible Equity Instrument [Abstract]
Finance Lease receivable as at 1 Nov 2018	$ 327
Sublease income	(36)
Total	$ 292